Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2015	December 31, 2014

Software development:
Opening balance	$67	$95
Additions	—	—
Depreciation	(28)	(28)

Closing balance	$39	$67